Restricted Cash (Details)	12 Months Ended
Dec. 31, 2025
Minimum [Member]
Restricted Cash [Line Items]
Short-term investment at amortized cost, original maturities	3 months
Maximum [Member]
Restricted Cash [Line Items]
Short-term investment at amortized cost, original maturities	1 year